Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue
Patient service revenue, net	$ 566,320	$ 516,798	$ 1,211,959	$ 992,916	$ 2,103,579	$ 1,945,664
Medicare incentives
Total revenue	566,320	516,798	1,211,959	992,916	2,103,579	1,945,664
Operating Expenses
Salaries and benefits	618,143	495,131	1,178,999	963,005	2,022,445	1,559,725
General and administrative	552,583	498,378	1,127,411	888,404	1,848,866	1,543,866
Depreciation and amortization	6,029	5,859	12,058	11,567	23,606	16,461
Total Operating Expenses	1,176,755	999,368	2,318,468	1,862,976	3,894,917	3,120,052
Loss from operations	(610,435)	(482,570)	(1,106,509)	(870,060)	(1,791,338)	(1,174,388)
Other Segment Information
Interest expense	51,006	20,210	91,353	37,797	99,668	36,628
Loss on extinguishment of debt	(16,864)		308,359		290,581
Loss at inception of convertible notes payable	248,443		440,505		72,956
Amortization of original issue discount and debt discount on convertible notes	244,563	58,524	399,398	130,568	330,435	208,626
Proceeds from settlement of lawsuit						(43,236)
Change in fair value of derivative financial instruments	52,786		38,165		3,967
Identifiable assets	685,330		685,330		356,522	329,511
NWC [Member]
Revenue
Patient service revenue, net	566,320	516,798	1,211,959	992,916	2,103,579	1,945,664
Medicare incentives
Total revenue	566,320	516,798	1,211,959	992,916	2,103,579	1,945,664
Operating Expenses
Salaries and benefits	348,955	334,484	752,010	679,438	1,395,455	1,338,572
General and administrative	190,808	213,501	416,460	390,834	854,080	1,023,691
Depreciation and amortization	5,575	5,602	11,149	11,257	22,387	16,461
Total Operating Expenses	545,338	553,587	1,179,619	1,081,529	2,271,922	2,378,724
Loss from operations	20,982	(36,789)	32,340	(88,613)	(168,343)	(433,060)
Other Segment Information
Interest expense	6,005	5,603	11,702	11,363	22,857	18,083
Loss on extinguishment of debt
Loss at inception of convertible notes payable
Amortization of original issue discount and debt discount on convertible notes
Proceeds from settlement of lawsuit						(43,236)
Change in fair value of derivative financial instruments
Identifiable assets	238,025		238,025		248,255	240,115
HLYK [Member]
Revenue
Patient service revenue, net
Medicare incentives
Total revenue
Operating Expenses
Salaries and benefits	269,188	160,647	426,989	283,567	626,990	221,153
General and administrative	361,775	284,877	710,951	497,570	994,786	520,175
Depreciation and amortization	454	257	909	310	1,219
Total Operating Expenses	631,417	445,781	1,138,849	781,447	1,622,995	741,328
Loss from operations	631,417	(445,781)	(1,138,849)	(781,447)	(1,622,995)	(741,328)
Other Segment Information
Interest expense	45,001	14,607	79,651	26,434	76,811	18,545
Loss on extinguishment of debt	(16,864)		308,359		290,581
Loss at inception of convertible notes payable	248,443		440,505		72,956
Amortization of original issue discount and debt discount on convertible notes	244,563	58,524	399,398	130,568	330,435	(208,626)
Proceeds from settlement of lawsuit
Change in fair value of derivative financial instruments	52,786		38,165		3,967
Identifiable assets	$ 447,305		$ 447,305		$ 108,267	$ 89,396